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               Securities and Exchange Commission
                     Washington, D.C. 20549

                        Rule 24f-2 Notice

                               for

                      AFD Exchange Reserves
                   1345 Avenue of the Americas
                    New York, New York 10105

             under the Investment Company Act of 1940

                        File No. 33-74230

(i)      Fiscal year for which this Notice is filed:

         September 30, 1994 through September 30, 1995

(ii) Number or amount of securities of the same class or series, if any, which had been registered under the Securities
Act of 1933 other than pursuant to Rule 24f-2 under the Investment Company Act of 1940 but which remained unsold at the beginning of such fiscal year:

         None

(iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

         None

(iv) Number or amount of securities sold during such fiscal year:

         562,653,076 shares

(v) Number or amount of securities sold during such fiscal year in reliance upon Rule 24f-2:

         562,653,076 shares*




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Exhibit:  Opinion of Messrs. Seward & Kissel

_________________________________________
*The filing fee of $11,377 is due based on the following calculation made in accordance with Rule 24f-2(c) of the Investment Company Act of 1940 and Section 6(b) of the Securities Act of 1933: the actual aggregate sales price of the 562,653,076 shares sold during such fiscal year in reliance upon Rule 24f-2 was $562,653,076; the actual aggregate dollar amount of shares redeemed during such fiscal year was $505,766,297, none of which was previously used for reduction pursuant to Rule 24e-2(a) in filings made pursuant to Rule 24e-1 and all of which is being so used for reduction pursuant to this Rule 24f-2 Notice.








































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                            SIGNATURE

         Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, AFD Exchange Reserves has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 15th day of November, 1995.

                             AFD EXCHANGE RESERVES



                             By: /s/ Edmund P. Bergan, Jr.
                                ___________________________
                                Edmund P. Bergan, Jr.
                                      Secretary





































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                         Seward & Kissel
                     One Battery Park Plaza
                      New York, N.Y. 10004

                    Telephone: (212) 574-1200
                    Facsimile: (212) 480-8421



                                       November 15, 1995



AFD Exchange Reserves
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for AFD Exchange Reserves, a Massachusetts business trust (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 562,653,076 shares of beneficial interest of the Company, par value $.001 per share, during the fiscal year of the Company ended September 30, 1995, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 562,653,076 shares so sold in reliance upon Rule
24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts.

         Our opinion above stated is expressed as members of the bar of the State of New York.








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         We hereby consent to the filing of this opinion
with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,

                                  /s/ Seward & Kissel














































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